General Information - Additional Information (Detail) - Employees	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of general information [Line Items]
Country of Incorporation	Bermuda
Address of entity	World Trade Center Schiphol, Schiphol Boulevard 223, 1118 BH Schiphol.
Description of nature operations and principal activities	Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance.
Number of employees	15,304	15,582	15,658
Bottom of range [member]
Disclosure of general information [Line Items]
Number of employees	15,300	15,600